Description Of The Business - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 22, 2021 $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Description Of The Business [Line Items]
Stock repurchased during period, value | $				$ 30,358
Preferred stock, convertible, conversion ratio | $ / shares				$ 9.059659
Exercise of stock options (in Shares)				3,708,786	2,771,051
Fair value per share of common stock | $ / shares				$ 0	$ 1.41
Exercise of stock options | $			$ 542	$ 3,122	$ 978
Shares, outstanding		447,919,591		447,919,591
Common stock, share issued		462,742,812		450,180,479	78,410,162
Exercise price of warrants or rights | $ / shares						$ 11.5
Common stock, par value (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Stockholders Equity Note, Stock Split,Exchange Ratio		9.059659		9.059659
Vector Warrants [Member]
Description Of The Business [Line Items]
Number of securities called by each warrant or right		16,266,666		16,266,666
Exercise price of warrants or rights | $ / shares		$ 11.5		$ 11.5
Legacy Rocket Lab warrants [Member]
Description Of The Business [Line Items]
Number of securities called by each warrant or right		891,380		891,380
Exercise price of warrants or rights | $ / shares		$ 0.29		$ 0.29
Share Price Equal or Exceeds Twenty Rupees per dollar [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares		$ 20		$ 20
Issuance of common stock for acquisition, Shares		32,150,757		32,150,757
Share Price Equal or Exceeds Twenty Rupees per dollar [Member] | Minimum
Description Of The Business [Line Items]
Number of consecutive trading days for determining share price		20 days		20 days
Share Price Equal or Exceeds Twenty Rupees per dollar [Member] | Maximum
Description Of The Business [Line Items]
Number of consecutive trading days for determining share price		30 days		30 days
Number of trading days for determining share price		30 days		30 days
Redeemable Convertible Preferred Stock [Member]
Description Of The Business [Line Items]
Shares, outstanding			283,843,764	0	283,843,764		31,330,513	30,680,373
Common Class A [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares				$ 18
Shares issued		31,031,383		31,031,383
Stock redeemed or called during period, shares		968,617		968,617
Common Class B [Member]
Description Of The Business [Line Items]
Shares issued		8,000,000		8,000,000
Post Combination Company [Member]
Description Of The Business [Line Items]
Fair value per share of common stock | $ / shares	$ 10
Stock issued during period, shares, new issues	46,700,000
Common stock, share issued		46,700,000		46,700,000
Post Combination Company [Member] | Common Class A [Member]
Description Of The Business [Line Items]
Exercise of stock options (in Shares)	968,617
Fair value per share of common stock | $ / shares	$ 10
Exercise of stock options | $	$ 9,686
Conversion of stock, shares converted	31,031,383
Post Combination Company [Member] | Common Class B [Member]
Description Of The Business [Line Items]
Conversion of stock, shares converted	8,000,000
Post Combination Company Common Stock [Member] | Legacy Rocket Lab Options [Member]
Description Of The Business [Line Items]
Share-based compensation arrangement by share-based payment award				17,961,684
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased | $ / shares				$ 1.04
Post Combination Company Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Description Of The Business [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		14,903,640		14,903,640
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee		4,065,304		4,065,304
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,915,356		1,915,356
Post Combination Company Common Stock [Member] | Legacy Rocket Lab warrants [Member]
Description Of The Business [Line Items]
Share-based compensation arrangement by share-based payment award		17,961,684
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased | $ / shares		$ 1.04
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		14,253,283		14,253,283
Pipe Investment [Member]
Description Of The Business [Line Items]
Exercise of stock options | $	$ 467,000
Legacy Rocket Lab Common Stock [Member]
Description Of The Business [Line Items]
Shares issued		362,188,208		362,188,208
Legacy Rocket Lab Common Stock [Member] | Post Combination Company [Member]
Description Of The Business [Line Items]
Stock repurchased during period, value | $	$ 40,000
Share-based compensation arrangement by share-based payment award	10,000,000
Share-based payment arrangement, plan modification, incremental cost | $	$ 9,642
Legacy Rocket Lab Common Stock [Member] | Post Combination Company [Member] | Redeemable Convertible Preferred Stock [Member]
Description Of The Business [Line Items]
Shares Issued	362,188,208
Preferred stock, convertible, conversion ratio | $ / shares	$ 9.059659